Equity	12 Months Ended
Dec. 31, 2017
Disclosure Of Equity [Abstract]
Equity
24	Equity

a) Free distributable reserves

The disclosure of movements at each period are as follows:

	2017	2016	2015
Conversion (Note 1)	(1,499,980)	-	-
Cash contributions	6,600	20,494	8,303
Refund of cash contributions	(28,893)	-	-
Contributions in shares (*)	-	1,506,867	-
Contributions by assignment (**)	-	49,960	320,798
	(1,522,273)	1,577,321	329,101

(*) This corresponds to the fair value of the contribution of the shares of AIA, measured in accordance with Luxembourg laws and regulations.

(**) This corresponds to the contribution of accounts receivable from related parties made by the Company’s shareholder.

b) Other reserves

The movements of Other Reserves of the owners of the Company is as follows:

	2017	2016	2015
At the beginning of the year	(1,344,022)	248,677	1,178,534
Distribution in cash from AIA	-	(36,076)	(74,058)
Refund of contributions (*)	-	-	(497,660)
Non-cash distribution from AIA (**)	-	(*) (49,960)	(*) (298,764)
Cash contribution from AIA	-	496	-
Fair value adjustments (***)	-	(*) (1,506,867)	(59,719)
Remeasurement of defined benefit obligations net for income tax	14	(292)	344
	(1,344,008)	(1,344,022)	248,677

(*) This corresponds to reimbursement of previous contributions from the former shareholder.

(**) This corresponds to distributions of dividends in kind from AIA to its former shareholder.

(***) This corresponds to the fair value of the contribution in shares (see footnote 1 in note 24.a) above), as the subsidiaries contributed were retroactively combined in the combined financial statements as of December 31, 2016.

c) Other comprehensive income

The movements of the reserve of other comprehensive income for the year of the owners of the Company is as follows:

	Currency translation adjustments	Remeasurement of defined benefit obligations (*)	Share of other comprehensive income from associates	Income Tax effect (*)	Transfer from shareholders equity – currency translation differences	Total
Balances at January 1, 2017	(212,080)	106	(40,043)	(54)	63,402	(188,669)
Continuing operations
Other comprehensive income (loss) for the year	(29,011)	17	432	(3)	-	(28,565)
For the year ended December 31, 2017	(241,091)	123	(39,611)	(57)	63,402	(217,234)

Balances at January 1, 2016	(174,950)	489	(39,999)	(145)	58,218	(156,387)
Continuing operations
Other comprehensive income (loss) for the year	(37,414)	(383)	(44)	91	1,191	(36,559)
Discontinued operations
Other comprehensive income (loss) for the year	284	-	-	-	3,993	4,277
For the year ended December 31, 2016	(212,080)	106	(40,043)	(54)	63,402	(188,669)

Balances at January 1, 2015	-	-	-	-	-	-
Continuing operations
Other comprehensive income (loss) for the year	(112,455)	489	(39,999)	(145)	-	(152,110)
Discontinued operations
Other comprehensive income (loss) for the year	(62,495)	-	-	-	58,218	(4,277)
For the year ended December 31, 2015	(174,950)	489	(39,999)	(145)	58,218	(156,387)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income of other reserves.

d) Non – controlling interest

The movements of the non- controlling interest for the year is as follows:

	2017	2016	2015
At the beginning of the year	354,174	371,342	351,809
Shareholder contributions	-	9,018	-
(Loss)/income for the year	3,400	(4,519)	9,801
Other comprehensive loss
Currency translation	3,426	(12,340)	(54,142)
Remeasurement of defined benefit obligations	9	(20)	(14)
Reserve for income tax	(5)	5	4
	3,430	(12,355)	(54,152)
Changes in non-controlling interest
Business combinations	-	-	131,954
Discontinued operations	-	311	(66,656)
Changes in the participations	197	-	(1,414)
Dividends approved	(25,842)	(9,623)	-
	(25,645)	(9,312)	63,884
Non-controlling interest at the end of the year	335,359	354,174	371,342